CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	$ (2,021)	$ (5,866)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,419	2,776
Share-based compensation	2,430	3,547
Capital loss	255	0
Loss from extinguishment	1,410	0
Other income	(100)	0
Changes in operating assets and liabilities:
Decrease (Increase) in accrued severance pay, net	89	(165)
Decrease in other assets, other receivables and prepaid expenses	1,619	1,672
Decrease in accrued interest and amortization of premium on available-for sale marketable securities	(862)	(777)
Decrease in operating leases liability	(203)	(618)
Decrease in operating lease right-of-use asset	579	1,174
Increase in trade receivables	(3,653)	(2,980)
Decrease in inventories	106	2,268
Increase (Decrease) in trade payables	(22)	16
Increase (Decrease) in employees and payroll accruals	573	(4,135)
Increase in deferred revenues	2,536	1,965
Increase (Decrease) in other payables and accrued expenses	914	(12)
Net cash provided by (used in) operating activities	6,069	(1,135)
Cash flows from investing activities:
Decrease in restricted deposit	353	703
Investment in short-term bank deposits	(15,750)	(3,800)
Withdrawal of short-term bank deposits	19,950	10,000
Purchase of property and equipment	(689)	(1,386)
Investment in marketable securitie	(55,434)	(34,752)
Proceeds from redemption or sale of marketable securities	49,683	32,060
Proceeds from sale of patent	100	0
Net cash provided by (used in) investing activities	(1,787)	2,825
Cash flows from financing activities:
Issuance of share capital	37,691	0
Proceeds from exercise of stock options	238	1
Redemption of convertible debt	(31,410)	0
Net cash provided by financing activities	6,519	1
Increase in cash and cash equivalents	10,801	1,691
Cash, cash equivalents at the beginning of the period	16,142	14,192
Cash, cash equivalents at the end of the period	$ 26,943	$ 15,883